Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (15,090)	$ (52,549)	$ 41,805
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	132,610,330	83,107,066	82,437,128
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.11)	$ (0.62)	$ 0.48
Common unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (14,788)	$ (51,498)	$ 39,825
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.11)	$ (0.62)	$ 0.48
Earnings per unit - distributed (basic and diluted):	0	0	1.11
Loss per unit - undistributed (basic and diluted):	$ (0.11)	$ (0.62)	$ (0.63)